Fair Value of Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Fair Value of Derivative Financial Instruments Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Balance at December 31, 2011	$—
Fair value of warrant derivative liabilities at issuance	2,314,635
Realized derivative gains included in other income (expense)	(552,978)
Write off of warrant derivative liability to additional paid in capital	(1,761,657)

Balance at December 31, 2012	$—

Variables used in Lattice Option Pricing Model for Derivative Liabilities

The variables used in the Lattice option pricing model for the derivative liabilities during the year ended December 31, 2012 include:

	July 25, 2012	September 30, 2012	November 8, 2012
Market value of common stock on measurement date	$2.56	$2.70	$1.96
Projected exercise price	$5.00	$4.52	$4.56
Risk free interest rate	0.56%	0.56%	0.72%
Warrant lives in years	5	4.88	4.71
Expected volatility	193%	193%	194%
Expected dividend yield	0%	0%	0%
Offering price range	$2.56-$6.56	$2.72-$6.72	$2.56-$6.56